UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08343
                                                    --------------

                           Phoenix Investment Trust 97
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-3197
                                                           -------------

                       Date of fiscal year end: August 31, 2004
                                               ----------------

                    Date of reporting period: August 31, 2004
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


               ANNUAL REPORT

--------------------------------------------------------------------------------

               > AUGUST 31, 2004



               Phoenix Small Cap Value Fund

               Phoenix-Oakhurst Value Equity Fund


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

    ------------------------------------------------------------------------
        Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
    ------------------------------------------------------------------------





This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]

DEAR SHAREHOLDER:

      I encourage you to review the performance overview and outlook provided in this annual report for the Phoenix Investment Trust 97, which comprises the Phoenix Small Cap Value and Phoenix-Oakhurst Value Equity Funds, for the fiscal year ended August 31, 2004.

      The U.S. economy appears to have hit a soft patch in recent months with consumer spending and job growth easing. The markets are concerned about the inflationary impact of rising energy prices, as well as the likely drag on economic growth in the second half of the year. In an effort to subdue inflation, the Federal Reserve has increased short-term interest rates three times in 2004 and appears to be committed to raising rates at a measured pace in the future.

      As always, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your Phoenix Fund investment may help in this effort.

      At this time, the mutual fund industry continues to undergo far-reaching regulatory reforms. The Phoenix Funds Board of Trustees takes these matters seriously and is implementing initiatives to ensure compliance with the letter and the spirit of all requirements. We are confident that the fund industry will emerge stronger and more focused on the interests of shareholders as a result.

      To learn more about investing and your Fund, including monthly portfolio updates, please visit PhoenixInvestments.com.

Sincerely,

/S/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

SEPTEMBER 30, 2004


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.



The preceding information is the opinion of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS




Glossary ...................................................................   3
Phoenix Small Cap Value Fund ...............................................   4
Phoenix-Oakhurst Value Equity Fund .........................................  17
Notes to Financial Statements ..............................................  28

GLOSSARY

PRICE-TO-EARNINGS RATIO (MULTIPLE)
A valuation measure calculated by dividing a stock's price by its current or projected earnings per share. The P/E ratio gives an idea of how much an investor is paying for current or future earnings power.

REITS
Real Estate Investment Trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) VALUE INDEX
A market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index performance does not reflect sales charges.

RUSSELL 2000(R) VALUE INDEX
A market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index performance does not reflect sales charges.

S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index performance does not reflect sales charges.










THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX SMALL CAP VALUE FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM LED BY CARLTON NEEL

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix Small Cap Value Fund seeks long-term capital appreciation. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED AUGUST 31, 2004?

A: For the fiscal year ended August 31, 2004, the Fund's Class A shares returned 12.37%, Class B shares returned 11.57%, and Class C shares returned 11.57%. For the same period, the S&P 500(R) Index 1 returned 11.45% and the Fund's style-specific benchmark, the Russell 2000(R) Value Index, 1 returned 19.49%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: LOOKING BACK OVER THE LAST 12 MONTHS, HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT FOR INVESTORS?

A: The 12 months ending August 31, 2004 can be divided into two periods with opposing characteristics: from September 2003 until late January 2004, value stocks struggled to keep up with growth names, while from February 2004 until August 2004, value stocks generally outperformed growth names. As the economic recovery took shape and it became increasingly evident that the Federal Reserve would raise interest rates, the market reacted by favoring companies that: 1) demonstrated earnings consistency, 2) traded at a relative discount (as measured by the price-to-earnings ratio) to their peers and the market as a whole, 3) had a cleaner balance sheet, which possibly included a lower debt load, resulting in less sensitivity to increased interest rates, or 4) paid a dividend. Also, the uncertainty of the war, the outcome of the upcoming presidential election and the sustainability of the economic recovery continued to encourage investors to favor a move to value stocks over growth. This trend helped the Fund as these stocks rose with the tide.

Q: WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE 12 MONTHS ENDED AUGUST 31, 2004?

A: As noted earlier, the Fund underperformed its style-specific benchmark, the Russell 2000 Value Index for the 12-month period. New management appointed to the Fund as of October 31, 2003 has been working hard to improve the Fund's performance since assuming its new responsibilities. We gradually implemented a quantitatively-led approach to managing this portfolio through the first quarter of 2004. This is beginning to bear fruit, as the Fund's performance began to improve in early May 2004 and continued through the fiscal year-end as of August 31, 2004.

     A significant underweighting in REITs relative to the style benchmark hurt performance, and health care names also impacted performance adversely. The Fund benefited from its energy and bank holdings, and material stocks had a strong run late in 2003 and again, early this summer.

Q: WHAT IS YOUR ECONOMIC AND MARKET OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: Generally after a presidential election, regardless of which party wins, the market experiences a "relief rally" as that uncertainty is removed. However, with the ongoing concerns over a resolution to the war in Iraq, questions about the sustainability of the economic recovery and how much the Federal Reserve will raise interest rates, combined with valuations that still seem lofty relative to growth prospects, it is our belief that value stocks remain a better play in the equity markets than growth stocks. So while we are believers that in the near term, all stocks could do well, we also believe that by next year, as the markets digest a new session of Congress and analyze the investment climate, value stocks will be the more compelling investment.

                                                                  SEPTEMBER 2004








THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.
1 FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS
  REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS 1                                                            PERIODS ENDING 8/31/04
--------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION       INCEPTION
                                                         1 YEAR      5 YEARS     TO 8/31/04         DATE
                                                        --------    ---------    ----------     ------------
        Class A Shares at NAV 2                          12.37%       11.09%       10.26%         11/20/97
        Class A Shares at POP 3                           5.91         9.78         9.30          11/20/97

        Class B Shares at NAV 2                          11.57        10.27         9.45          11/20/97
        Class B Shares with CDSC 4                        7.57        10.27         9.45          11/20/97

        Class C Shares at NAV 2                          11.57        10.27         9.45          11/20/97
        Class C Shares with CDSC 4                       11.57        10.27         9.45          11/20/97

        S&P 500(R) Index                                 11.45        (2.05)        3.62          11/20/97

        Russell 2000(R) Value Index                      19.49        13.36         8.94          11/20/97

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                        PERIODS ENDING 8/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/20/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

                                [GRAPHIC OMITTED]
                          EDGAR REPRESENTATION OF DATA
                         POINTS USED IN PRINTED GRAPHIC

             Phoenix            Phoenix             Phoenix         Russell 2000
         Small Cap Value    Small Cap Value     Small Cap Value         Value           S&P 500
         Fund Class A 5      Fund Class B 5      Fund Class C 5         Index            Index

11/20/97       9425              10000               10000              10000            10000
 8/31/98       7668               8093                8091               8370            10097
 8/31/99      10805              11320               11316               9549            14124
 8/31/00      17951              18674               18669              10856            16438
 8/31/01      15395              15894               15889              12815            12429
 8/31/02      13698              14031               14027              12097            10192
 8/31/03      16268              16540               16535              14962            11424
 8/31/04      18280              18454               18449              17878            12732

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                    8/31/04
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]
                          EDGAR REPRESENTATION OF DATA
                         POINTS USED IN PRINTED GRAPHIC

  Financials                  30%
  Industrials                 15
  Consumer Discretionary      14
  Energy                      10
  Information Technology       9
  Materials                    6
  Health Care                  5
  Other                       11

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for Class C shares are 1% in the first year and 0% thereafter.

5 This chart includes application of initial sales charges on Class A shares and applicable CDSC charges for Class B and Class C shares since inception.

   For information regarding indexes, see the glossary on page 3.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix Small Cap Value Fund


ABOUT YOUR FUND'S EXPENSES

   As a shareholder of the Small Cap Value Fund, you incur two types of costs:
(1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.


ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                               Beginning            Ending        Expenses Paid
  Small Cap Value Fund       Account Value      Account Value        During
        Class A              March 1, 2004     August 31, 2004       Period*
-----------------------    ----------------   -----------------  ---------------
Actual                        $1,000.00           $  965.40           $6.92
Hypothetical (5% return
  before expenses)             1,000.00            1,018.01            7.13

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 12.37%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT AUGUST 31, 2004 OF $1,123.70.


                               Beginning            Ending        Expenses Paid
  Small Cap Value Fund       Account Value      Account Value        During
        Class B              March 1, 2004     August 31, 2004       Period*
-----------------------    ----------------   -----------------  ---------------
Actual                        $1,000.00           $  961.60          $10.60
Hypothetical (5% return
  before expenses)             1,000.00            1,014.19           10.94

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.15%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 11.57%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT AUGUST 31, 2004 OF $1,115.70.


                               Beginning            Ending        Expenses Paid
  Small Cap Value Fund       Account Value      Account Value        During
        Class C              March 1, 2004     August 31, 2004       Period*
-----------------------    ----------------   -----------------  ---------------
Actual                        $1,000.00           $  962.20          $10.60
Hypothetical (5% return
  before expenses)             1,000.00            1,014.19           10.94

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 11.57%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT AUGUST 31, 2004 OF $1,115.70.

Phoenix Small Cap Value Fund


--------------------------------------------------------------------------------
     TEN LARGEST HOLDINGS AT AUGUST 31, 2004 (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

 1. Harris Corp.                  2.2%     6. Everest Re Group Ltd.        1.8%
 2. Newfield Exploration Co.      2.1%     7. Doral Financial Corp.        1.8%
 3. OM Group, Inc.                1.9%     8. CenterPoint Energy, Inc.     1.8%
 4. Potlatch Corp.                1.9%     9. Beazer Homes USA, Inc.       1.8%
 5. New Century Financial Corp.   1.8%    10. Chesapeake Energy Corp.      1.8%
--------------------------------------------------------------------------------

                   SCHEDULE OF INVESTMENTS AT AUGUST 31, 2004


                                                          SHARES       VALUE
                                                         -------   ------------
DOMESTIC COMMON STOCKS--97.3%

AEROSPACE & DEFENSE--2.3%
Aviall, Inc.(b) .......................................   50,000   $  1,000,000
Curtiss-Wright Corp. ..................................    9,300        508,245
DRS Technologies, Inc.(b) .............................   50,800      1,848,104
Esterline Technologies Corp.(b) .......................   29,800        945,554
Moog, Inc. Class A(b) .................................   34,000      1,208,700
Sypris Solutions, Inc. ................................    6,700         83,348
                                                                   ------------
                                                                      5,593,951
                                                                   ------------

APPAREL RETAIL--2.2%
Charlotte Russe Holding, Inc.(b) ......................   22,900        327,241
Charming Shoppes, Inc.(b) .............................   30,200        207,172
Finish Line, Inc. (The) Class A .......................    8,400        243,684
Men's Wearhouse, Inc. (The)(b) ........................   80,300      2,248,400
Pacific Sunwear of California, Inc.(b) ................  113,300      2,170,828
                                                                   ------------
                                                                      5,197,325
                                                                   ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
Kellwood Co. ..........................................   37,400      1,365,100
Phillips-Van Heusen Corp. .............................   32,500        655,200
                                                                   ------------
                                                                      2,020,300
                                                                   ------------

APPLICATION SOFTWARE--0.7%
MRO Software, Inc.(b) .................................   30,600        290,394
Quest Software, Inc.(b) ...............................   57,300        579,876
SERENA Software, Inc.(b) ..............................   50,600        791,890
                                                                   ------------
                                                                      1,662,160
                                                                   ------------

AUTO PARTS & EQUIPMENT--0.1%
Dura Automotive Systems, Inc. Class A(b) ..............    5,600         46,648
Shiloh Industries, Inc(b) .............................    7,700        110,803
Stoneridge, Inc.(b) ...................................    7,500        111,375
                                                                   ------------
                                                                        268,826
                                                                   ------------


                                                          SHARES       VALUE
                                                         -------   ------------
AUTOMOBILE MANUFACTURERS--0.4%
Monaco Coach Corp. ....................................   47,600   $  1,022,924

BIOTECHNOLOGY--1.6%
Gen-Probe, Inc.(b) ....................................  103,200      3,725,520

BROADCASTING & CABLE TV--0.5%
Hearst-Argyle Television, Inc. ........................   50,700      1,229,475

BUILDING PRODUCTS--1.3%
Griffon Corp.(b) ......................................   87,900      1,759,758
Lennox International, Inc. ............................   25,300        411,378
NCI Building Systems, Inc.(b) .........................   34,000      1,043,120
                                                                   ------------
                                                                      3,214,256
                                                                   ------------

CATALOG RETAIL--0.7%
Insight Enterprises, Inc.(b) ..........................  107,500      1,720,000

COMMERCIAL PRINTING--0.1%
Consolidated Graphics, Inc.(b) ........................    3,600        147,060

COMMUNICATIONS EQUIPMENT--3.5%
Audiovox Corp. Class A(b) .............................   22,300        362,375
Black Box Corp. .......................................    7,500        271,800
C-COR Corp.(b) ........................................   39,900        313,614
Comtech Telecommunications Corp.(b) ...................   23,700        429,207
DIGI International, Inc.(b) ...........................   27,800        312,750
Harris Corp. ..........................................  107,500      5,177,200
SeaChange International, Inc.(b) ......................  100,400      1,534,112
                                                                   ------------
                                                                      8,401,058
                                                                   ------------

CONSTRUCTION & ENGINEERING--0.6%
Comfort Systems USA, Inc.(b) ..........................   21,800        146,060
URS Corp.(b) ..........................................   48,600      1,200,420
                                                                   ------------
                                                                      1,346,480
                                                                   ------------

CONSTRUCTION MATERIALS--0.1%
Texas Industries, Inc. ................................    3,200        140,160


8                       See Notes to Financial Statements

Phoenix Small Cap Value Fund

                                                          SHARES       VALUE
                                                         -------   ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.5%
Terex Corp.(b) ........................................   90,800   $  3,280,604
Titan International, Inc. .............................   29,800        290,550
                                                                   ------------
                                                                      3,571,154
                                                                   ------------

CONSUMER FINANCE--0.8%
CompuCredit Corp.(b) ..................................   94,600      1,779,426

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
eFunds Corp.(b) .......................................   76,200      1,131,570

DEPARTMENT STORES--1.5%
Bon-Ton Stores, Inc. (The) ............................   15,000        197,850
Neiman Marcus Group, Inc. (The) Class A ...............   63,800      3,394,160
                                                                   ------------
                                                                      3,592,010
                                                                   ------------

DIVERSIFIED COMMERCIAL SERVICES--2.1%
Coinstar, Inc.(b) .....................................   97,000      1,912,840
Exponent, Inc.(b) .....................................    2,000         51,922
Healthcare Services Group, Inc. .......................    7,300        129,940
Mobile Mini, Inc.(b) ..................................   21,700        591,325
NCO Group, Inc.(b) ....................................   44,000      1,124,640
TeleTech Holdings, Inc.(b) ............................   82,300        678,152
United Rentals, Inc.(b) ...............................   36,500        536,185
                                                                   ------------
                                                                      5,025,004
                                                                   ------------

DRUG RETAIL--0.6%
Longs Drug Stores Corp. ...............................   62,900      1,527,212

ELECTRIC UTILITIES--3.0%
CenterPoint Energy, Inc. ..............................  389,000      4,255,660
WPS Resources Corp. ...................................   63,600      2,968,212
                                                                   ------------
                                                                      7,223,872
                                                                   ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.7%
Acuity Brands, Inc. ...................................   87,200      2,006,472
Genlyte Group, Inc. (The)(b) ..........................   22,500      1,343,475
Penn Engineering & Manufacturing Corp. ................    5,800        110,780
Thomas & Betts Corp.(b) ...............................   28,700        706,020
                                                                   ------------
                                                                      4,166,747
                                                                   ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.0%
Checkpoint Systems, Inc.(b) ...........................   29,700        448,470
Rofin-Sinar Technologies, Inc.(b) .....................   68,800      1,933,280
                                                                   ------------
                                                                      2,381,750
                                                                   ------------

EMPLOYMENT SERVICES--0.1%
Volt Information Sciences, Inc.(b) ....................    7,100        189,002


                                                          SHARES       VALUE
                                                         -------   ------------
ENVIRONMENTAL SERVICES--0.5%
Waste Connections, Inc.(b) ............................   40,000   $  1,174,000

FOOD DISTRIBUTORS--0.5%
Nash Finch Co. ........................................   38,800      1,145,764

FOOD RETAIL--0.5%
Ruddick Corp. .........................................   12,200        232,654
Smart & Final, Inc.(b) ................................   63,600      1,037,316
                                                                   ------------
                                                                      1,269,970
                                                                   ------------

GAS UTILITIES--0.7%
UGI Corp. .............................................   49,400      1,687,504

GENERAL MERCHANDISE STORES--0.4%
ShopKo Stores, Inc.(b) ................................   56,600        957,672

HEALTH CARE EQUIPMENT--1.1%
Invacare Corp. ........................................   51,700      2,288,759
Molecular Devices Corp.(b) ............................    9,800        225,400
                                                                   ------------
                                                                      2,514,159
                                                                   ------------

HEALTH CARE FACILITIES--1.7%
Genesis Healthcare(b) .................................   19,600        609,364
LifePoint Hospitals, Inc.(b) ..........................   61,800      1,785,402
Province Healthcare Co.(b) ............................   87,800      1,715,612
                                                                   ------------
                                                                      4,110,378
                                                                   ------------

HEALTH CARE SERVICES--0.1%
Gentiva Health Services, Inc.(b) ......................    1,500         23,220
Res-Care, Inc.(b) .....................................   18,800        198,904
                                                                   ------------
                                                                        222,124
                                                                   ------------

HEALTH CARE SUPPLIES--0.4%
West Pharmaceutical Services, Inc. ....................   23,400        935,766

HOME FURNISHINGS--0.1%
Hooker Furniture Corp. ................................    6,700        177,684

HOME IMPROVEMENT RETAIL--0.4%
Building Material Holding Corp. .......................   37,500        848,250

HOMEBUILDING--2.8%
Beazer Homes USA, Inc. ................................   43,400      4,238,010
Brookfield Homes Corp. ................................    1,900         50,103
Meritage Corp.(b) .....................................   33,200      2,218,092
Technical Olympic USA, Inc. ...........................   10,600        270,512
                                                                   ------------
                                                                      6,776,717
                                                                   ------------

INDUSTRIAL CONGLOMERATES--0.3%
Tredegar Corp. ........................................   44,800        775,936


                        See Notes to Financial Statements                      9

Phoenix Small Cap Value Fund

                                                          SHARES       VALUE
                                                         -------   ------------
INDUSTRIAL MACHINERY--3.2%
Flowserve Corp.(b) ....................................  151,100   $  3,466,234
Gardner Denver, Inc.(b) ...............................   17,000        471,410
Mueller Industries, Inc. ..............................   16,300        640,427
Reliance Steel & Aluminum Co. .........................   74,700      2,833,371
Valmont Industries, Inc. ..............................   12,200        240,828
                                                                   ------------
                                                                      7,652,270
                                                                   ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
CT Communications, Inc. ...............................    6,600         90,882

INTERNET SOFTWARE & SERVICES--0.0%
PEC Solutions, Inc.(b) ................................    7,000         73,710

IT CONSULTING & OTHER SERVICES--0.8%
Keane, Inc.(b) ........................................   49,600        699,360
Perot Systems Corp. Class A(b) ........................   90,600      1,205,886
                                                                   ------------
                                                                      1,905,246
                                                                   ------------

LEISURE PRODUCTS--0.3%
MarineMax, Inc.(b) ....................................   15,100        295,960
RC2 Corp.(b) ..........................................   13,900        439,379
                                                                   ------------
                                                                        735,339
                                                                   ------------

LIFE & HEALTH INSURANCE--0.3%
UICI ..................................................   29,400        817,614

METAL & GLASS CONTAINERS--0.0%
Myers Industries, Inc. ................................    9,020        102,648

MULTI-UTILITIES & UNREGULATED POWER--1.4%
Energen Corp. .........................................   71,500      3,391,960

OFFICE SERVICES & SUPPLIES--0.8%
IKON Office Solutions, Inc. ...........................  162,700      1,835,256

OIL & GAS DRILLING--0.9%
Unit Corp.(b) .........................................   70,100      2,201,140

OIL & GAS EQUIPMENT & SERVICES--1.8%
Dril-Quip, Inc.(b) ....................................   13,400        265,856
Gulf Island Fabrication, Inc. .........................    7,400        147,704
Maverick Tube Corp.(b) ................................   50,000      1,481,000
Offshore Logistics, Inc.(b) ...........................   23,300        694,340
Oil States International, Inc.(b) .....................   67,200      1,081,920
RPC, Inc. .............................................   39,400        596,910
                                                                   ------------
                                                                      4,267,730
                                                                   ------------

OIL & GAS EXPLORATION & PRODUCTION--4.3%
Chesapeake Energy Corp. ...............................  297,000      4,196,610
Magnum Hunter Resources, Inc.(b) ......................  110,000      1,120,900


                                                          SHARES       VALUE
                                                         -------   ------------
OIL & GAS EXPLORATION & PRODUCTION--CONTINUED
Newfield Exploration Co.(b) ...........................   90,500   $  5,009,175
                                                                   ------------
                                                                     10,326,685
                                                                   ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.9%
General Maritime Corp.(b) .............................   46,400      1,265,792
Giant Industries, Inc.(b) .............................   31,900        711,370
OMI Corp. .............................................  227,800      2,897,616
Overseas Shipholding Group, Inc. ......................   31,700      1,363,100
Tesoro Petroleum Corp.(b) .............................   31,300        741,184
                                                                   ------------
                                                                      6,979,062
                                                                   ------------

PACKAGED FOODS & MEATS--1.7%
Chiquita Brands International, Inc.(b) ................   87,400      1,646,616
Pilgrim's Pride Corp. .................................   96,000      2,440,320
                                                                   ------------
                                                                      4,086,936
                                                                   ------------

PAPER PRODUCTS--2.3%
Buckeye Technologies, Inc.(b) .........................    8,000         85,360
Pope & Talbot, Inc. ...................................   54,200        998,906
Potlatch Corp. ........................................  103,700      4,448,730
                                                                   ------------
                                                                      5,532,996
                                                                   ------------

PHARMACEUTICALS--0.5%
aaiPharma, Inc.(b) ....................................   55,600        128,436
First Horizon Pharmaceutical Corp.(b) .................   67,000      1,128,280
                                                                   ------------
                                                                      1,256,716
                                                                   ------------

PROPERTY & CASUALTY INSURANCE--6.0%
FPIC Insurance Group, Inc.(b) .........................   23,000        549,930
Infinity Property & Casualty Corp. ....................    9,700        265,974
LandAmerica Financial Group, Inc. .....................   70,300      3,025,712
Mercury General Corp. .................................   68,700      3,445,305
Navigators Group, Inc. (The)(b) .......................   17,500        511,700
Philadelphia Consolidated Holding Co. .................    4,000        213,040
Selective Insurance Group, Inc. .......................   52,700      1,819,731
State Auto Financial Corp. ............................    3,300         99,297
Stewart Information Services Corp. ....................   72,700      2,656,458
United Fire & Casualty Co. ............................    1,600         96,960
Zenith National Insurance Corp. .......................   38,600      1,668,292
                                                                   ------------
                                                                     14,352,399
                                                                   ------------

PUBLISHING & PRINTING--0.1%
Pulitzer, Inc. ........................................    5,200        253,240

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Jones Lang LaSalle, Inc.(b) ...........................   53,700      1,753,305


10                      See Notes to Financial Statements

Phoenix Small Cap Value Fund

                                                          SHARES       VALUE
                                                         -------   ------------
REGIONAL BANKS--5.2%
Capitol Bancorp Ltd. ..................................    3,300   $     94,941
First Republic Bank ...................................   35,200      1,576,608
Greater Bay Bancorp ...................................   94,000      2,676,180
Irwin Financial Corp. .................................   73,400      1,888,582
Provident Bankshares Corp. ............................   54,900      1,738,683
Republic Bancorp, Inc. ................................   33,300        489,843
South Financial Group, Inc. (The) .....................   26,400        750,816
TCF Financial Corp. ...................................   40,300      2,563,483
Trustmark Corp. .......................................    7,000        209,860
U.S.B. Holding Co., Inc. ..............................   20,400        449,004
                                                                   ------------
                                                                     12,438,000
                                                                   ------------

REINSURANCE--3.0%
Arch Capital Group Ltd.(b) ............................   46,100      1,687,260
Everest Re Group Ltd. .................................   61,700      4,328,872
PXRE Group Ltd. .......................................   44,300      1,029,532
                                                                   ------------
                                                                      7,045,664
                                                                   ------------

REITS--4.5%
American Home Mortgage Investment Corp. ...............   56,200      1,529,764
Brandywine Realty Trust ...............................   79,700      2,359,120
CarrAmerica Realty Corp. ..............................   69,300      2,310,462
Friedman, Billings, Ramsey Group, Inc. Class A ........  122,400      2,307,240
Kilroy Realty Corp. ...................................   43,100      1,631,335
Parkway Properties, Inc. ..............................   12,700        600,075
                                                                   ------------
                                                                     10,737,996
                                                                   ------------

RESTAURANTS--2.0%
Dave & Buster's, Inc.(b) ..............................    3,800         59,660
Jack in the Box, Inc.(b) ..............................  103,100      2,911,544
Landry's Restaurants, Inc. ............................   72,100      1,908,487
                                                                   ------------
                                                                      4,879,691
                                                                   ------------

SPECIALIZED FINANCE--0.3%
GATX Corp. ............................................   23,000        620,310

SPECIALTY CHEMICALS--2.3%
NewMarket Corp.(b) ....................................   19,900        411,731
OM Group, Inc.(b) .....................................  135,300      4,606,965
Schulman (A.), Inc. ...................................   28,700        575,722
                                                                   ------------
                                                                      5,594,418
                                                                   ------------

SPECIALTY STORES--0.9%
Lithia Motors, Inc. Class A ...........................   75,100      1,595,875
Sonic Automotive, Inc. ................................   30,500        634,400
                                                                   ------------
                                                                      2,230,275
                                                                   ------------


                                                          SHARES       VALUE
                                                         -------   ------------
STEEL--1.6%
Commercial Metals Co. .................................   41,200   $  1,441,176
Gibraltar Steel Corp. .................................   10,800        345,924
Steel Dynamics, Inc. ..................................   50,600      1,586,816
Steel Technologies, Inc. ..............................   16,500        331,485
                                                                   ------------
                                                                      3,705,401
                                                                   ------------

SYSTEMS SOFTWARE--1.6%
Internet Security Systems, Inc.(b) ....................  237,100      3,411,869
Sybase, Inc.(b) .......................................   33,300        443,889
                                                                   ------------
                                                                      3,855,758
                                                                   ------------

TECHNOLOGY DISTRIBUTORS--1.1%
Anixter International, Inc.(b) ........................   45,900      1,618,893
Brightpoint, Inc.(b) ..................................   60,000        795,000
SYNNEX Corp.(b) .......................................   12,400        197,036
                                                                   ------------
                                                                      2,610,929
                                                                   ------------

THRIFTS & MORTGAGE FINANCE--7.7%
BankAtlantic Bancorp, Inc. Class A ....................   57,100      1,011,241
Capital Crossing Bank(b) ..............................   12,600        294,210
Commercial Federal Corp. ..............................   75,200      2,050,704
Doral Financial Corp. .................................  104,900      4,266,283
Flagstar Bancorp, Inc. ................................  177,400      3,830,066
Hudson River Bancorp, Inc. ............................    4,300         76,583
ITLA Capital Corp.(b) .................................    2,500        106,050
New Century Financial Corp. ...........................   82,500      4,425,300
Saxon Capital, Inc.(b) ................................   55,500      1,395,824
Sterling Financial Corp.(b) ...........................   29,400        974,904
                                                                   ------------
                                                                     18,431,165
                                                                   ------------

TIRES & RUBBER--0.5%
Cooper Tire & Rubber Co. ..............................   54,400      1,231,616

TRADING COMPANIES & DISTRIBUTORS--0.7%
Applied Industrial Technologies, Inc. .................   15,500        463,140
Watsco, Inc. ..........................................   37,600      1,093,408
                                                                   ------------
                                                                      1,556,548
                                                                   ------------

TRUCKING--0.5%
Overnite Corp. ........................................    5,400        164,376
SCS Transportation, Inc. ..............................    8,000        148,480
Swift Transportation Co., Inc.(b) .....................   37,200        676,296
U.S. Xpress Enterprises, Inc. Class A(b) ..............    6,600        109,758
                                                                   ------------
                                                                      1,098,910
                                                                   ------------


                        See Notes to Financial Statements                     11

Phoenix Small Cap Value Fund



                                                          SHARES       VALUE
                                                         -------   ------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Boston Communications Group, Inc.(b) ..................   21,600   $    169,560
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $211,934,065)                                      232,694,541
-------------------------------------------------------------------------------


FOREIGN COMMON STOCKS(c)--1.8%

REINSURANCE--0.7%
Montpelier Re Holdings Ltd. (United States) ...........   51,200      1,765,888

THRIFTS & MORTGAGE FINANCE--1.1%
R&G Financial Corp. Class B (United States) ...........   74,700      2,583,126
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,400,398)                                          4,349,014
-------------------------------------------------------------------------------


WARRANTS--0.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc. Warrants (b)(d) ......    2,429              0
-------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                          0
-------------------------------------------------------------------------------


                                           STANDARD
                                           & POOR'S       PAR
                                            RATING       VALUE
                                         (Unaudited)     (000)      VALUE
                                         -----------    ------   ------------
DOMESTIC CONVERTIBLE BONDS--0.0%

AIRPORT SERVICES--0.0%
TIMCO Aviation Services, Inc. Cv. 8%,
12/31/06(b) (d) ...........................    BB       $    2   $          0
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $0)                                                        0
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $215,334,463)                                    237,043,555
-----------------------------------------------------------------------------


SHORT-TERM OBLIGATIONS--2.4%

COMMERCIAL PAPER--2.4%
UBS Finance Delaware LLC 1.57%,
9/1/04 ....................................    A-1+      3,700      3,700,000
Verizon Network Funding Corp. 1.51%,
9/8/04 ....................................    A-1+      2,100      2,099,383
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,799,383)                                        5,799,383
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $221,133,846)                                    242,842,938(a)

Other assets and liabilities, net--(1.5)%                          (3,580,358)
                                                                 ------------
NET ASSETS--100.0%                                               $239,262,580
                                                                 ============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,671,988 and gross depreciation of $6,837,378 for federal income tax purposes. At August 31, 2004, the aggregate cost of securities for federal income tax purposes was $222,008,328.

(b)  Non-income producing.

(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At August 31, 2004, these securities amounted to a value of $0 or 0.0% of net assets.

12                      See Notes to Financial Statements

Phoenix Small Cap Value Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2004

ASSETS
Investment securities at value
   (Identified cost $221,133,846)                                  $242,842,938
Cash                                                                      3,605
Receivables
   Investment securities sold                                         6,973,797
   Dividends and interest                                               186,795
   Fund shares sold                                                      92,137
Prepaid expenses                                                         18,920
                                                                   ------------
     Total assets                                                   250,118,192
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    9,896,726
   Fund shares repurchased                                              460,193
   Investment advisory fee                                              175,452
   Distribution and service fees                                        122,932
   Transfer agent fee                                                   106,447
   Financial agent fee                                                   16,032
   Trustees' fee                                                          1,131
Accrued expenses                                                         76,699
                                                                   ------------
     Total liabilities                                               10,855,612
                                                                   ------------
NET ASSETS                                                         $239,262,580
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $221,492,981
Accumulated net realized loss                                        (3,939,493)
Net unrealized appreciation                                          21,709,092
                                                                   ------------
NET ASSETS                                                         $239,262,580
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $124,164,992)                  8,231,933
Net asset value per share                                                $15.08
Offering price per share $15.08/(1-5.75%)                                $16.00

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $43,801,197)                   3,068,788
Net asset value and offering price per share                             $14.27

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $71,296,391)                   4,995,657
Net asset value and offering price per share                             $14.27


                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2004


INVESTMENT INCOME
Dividends                                                           $ 2,017,867
Interest                                                                 55,381
Foreign taxes withheld                                                   (5,827)
                                                                    -----------
     Total investment income                                          2,067,421
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,833,682
Service fees, Class A                                                   245,397
Distribution and service fees, Class B                                  438,054
Distribution and service fees, Class C                                  617,784
Financial agent fee                                                     161,070
Transfer agent                                                          486,288
Printing                                                                 65,870
Custodian                                                                37,476
Trustees                                                                 33,494
Professional                                                             29,459
Registration                                                             24,177
Miscellaneous                                                            17,993
                                                                    -----------
     Total expenses                                                   3,990,744
     Less expenses reimbursed by investment adviser                    (346,185)
     Custodian fees paid indirectly                                        (285)
                                                                    -----------
     Net expenses                                                     3,644,274
                                                                    -----------
NET INVESTMENT LOSS                                                  (1,576,853)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     31,977,139
Net change in unrealized appreciation (depreciation) on
   investments                                                      (12,159,429)
                                                                    -----------
NET GAIN ON INVESTMENTS                                              19,817,710
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $18,240,857
                                                                    ===========


                        See Notes to Financial Statements                     13

Phoenix Small Cap Value Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                    Year Ended        Year Ended
                                                                                                      8/31/04           8/31/03
                                                                                                   ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                                    $ (1,576,853)     $   (549,923)
   Net realized gain (loss)                                                                          31,977,139          (581,048)
   Net change in unrealized appreciation (depreciation)                                             (12,159,429)       24,331,903
                                                                                                   ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       18,240,857        23,200,932
                                                                                                   ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,143,420 and 1,907,326 shares, respectively)                      17,037,857        21,435,568
   Net asset value of shares issued from Phoenix Appreciation Fund Merger
     (4,064,701 and 0 shares, respectively) (See note 10)                                            62,404,841                --
   Cost of shares repurchased (2,699,594 and 3,531,940 shares, respectively)                        (40,395,840)      (37,879,871)
                                                                                                   ------------      ------------
Total                                                                                                39,046,858       (16,444,303)
                                                                                                   ------------      ------------
CLASS B
   Proceeds from sales of shares (175,854 and 360,619 shares, respectively)                           2,462,509         3,733,780
   Net asset value of shares issued from Phoenix Appreciation Fund Merger
     (462,034 and 0 shares, respectively) (See note 10)                                               6,731,032                --
   Cost of shares repurchased (750,989 and 900,192 shares, respectively)                            (10,596,886)       (9,055,153)
                                                                                                   ------------      ------------
Total                                                                                                (1,403,345)       (5,321,373)
                                                                                                   ------------      ------------
CLASS C
   Proceeds from sales of shares (301,430 and 588,971 shares, respectively)                           4,226,723         6,011,638
   Net asset value of shares issued from Phoenix Appreciation Fund Merger
     (1,970,027 and 0 shares, respectively) (See note 10)                                            28,697,143                --
   Cost of shares repurchased (1,307,554 and 1,092,681 shares, respectively)                        (18,583,831)      (10,996,219)
                                                                                                   ------------      ------------
Total                                                                                                14,340,035        (4,984,581)
                                                                                                   ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         51,983,548       (26,750,257)
                                                                                                   ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                             70,224,405        (3,549,325)

NET ASSETS
   Beginning of period                                                                              169,038,175       172,587,500
                                                                                                   ------------      ------------
   END  OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $0 AND $0, RESPECTIVELY]                                                                   $239,262,580      $169,038,175
                                                                                                   ============      ============






14                      See Notes to Financial Statements

Phoenix Small Cap Value Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31
                                                      ---------------------------------------------------------------------------
                                                       2004             2003            2002             2001             2000
Net asset value, beginning of period                  $13.42           $11.30          $12.72           $17.90           $11.41
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     (0.06)              --(5)        (0.01)           (0.05)           (0.08)
   Net realized and unrealized gain (loss)              1.72             2.12           (1.39)           (2.34)            7.38
                                                      ------           ------          ------           ------           ------
     TOTAL FROM INVESTMENT OPERATIONS                   1.66             2.12           (1.40)           (2.39)            7.30
                                                      ------           ------          ------           ------           ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                  --               --           (0.02)           (2.79)           (0.81)
                                                      ------           ------          ------           ------           ------
     TOTAL DISTRIBUTIONS                                  --               --           (0.02)           (2.79)           (0.81)
                                                      ------           ------          ------           ------           ------
Change in net asset value                               1.66             2.12           (1.42)           (5.18)            6.49
                                                      ------           ------          ------           ------           ------
NET ASSET VALUE, END OF PERIOD                        $15.08           $13.42          $11.30           $12.72           $17.90
                                                      ======           ======          ======           ======           ======
Total return(2)                                        12.37 %          18.76%         (11.02)%         (14.24)%          66.15 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $124,165          $76,783         $83,005          $88,174          $79,254

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                               1.40 %(3)        1.40%(3)        1.40 %(3)        1.40 %(3)        1.40 %(3)
   Gross operating expenses (4)                         1.57 %           1.71%           1.64 %           1.58 %           1.67 %
   Net investment income (loss)                        (0.38)%           0.04%          (0.11)%          (0.39)%          (0.45)%
Portfolio turnover                                       150 %            241%            123 %            229 %            191 %

                                                                                       CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31
                                                      ---------------------------------------------------------------------------
                                                       2004             2003            2002             2001             2000
Net asset value, beginning of period                  $12.79           $10.85          $12.31           $17.54           $11.27
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     (0.16)           (0.08)          (0.10)           (0.16)           (0.19)
   Net realized and unrealized gain (loss)              1.64             2.02           (1.34)           (2.28)            7.27
                                                      ------           ------          ------           ------           ------
     TOTAL FROM INVESTMENT OPERATIONS                   1.48             1.94           (1.44)           (2.44)            7.08
                                                      ------           ------          ------           ------           ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                  --               --           (0.02)           (2.79)           (0.81)
                                                      ------           ------          ------           ------           ------
     TOTAL DISTRIBUTIONS                                  --               --           (0.02)           (2.79)           (0.81)
                                                      ------           ------          ------           ------           ------
Change in net asset value                               1.48             1.94           (1.46)           (5.23)            6.27
                                                      ------           ------          ------           ------           ------
NET ASSET VALUE, END OF PERIOD                        $14.27           $12.79          $10.85           $12.31           $17.54
                                                      ======           ======          ======           ======           ======
Total return(2)                                        11.57 %          17.88 %        (11.72)%         (14.89)%          64.97 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $43,801          $40,696         $40,382          $40,270          $26,625

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                               2.15 %(3)        2.15 %(3)       2.15 %(3)        2.15 %(3)        2.15 %(3)
   Gross operating expenses (4)                         2.33 %           2.46 %          2.39 %           2.33 %           2.42 %
   Net investment income (loss)                        (1.15)%          (0.71)%         (0.86)%          (1.14)%          (1.20)%
Portfolio turnover                                       150 %            241 %           123 %            229 %            191 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) The ratio of net operating expenses to average net assets includes reimbursements or waivers and excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) The ratio of gross operating expenses to average net assets is prior to the reduction of any reimbursements, waivers, or expense offsets.
(5) Amount is less than $0.01.


                        See Notes to Financial Statements                     15

Phoenix Small Cap Value Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31
                                                      ---------------------------------------------------------------------------
                                                       2004             2003            2002             2001             2000
Net asset value, beginning of period                  $12.79           $10.85          $12.31           $17.54           $11.27
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     (0.16)           (0.08)          (0.10)           (0.16)           (0.19)
   Net realized and unrealized gain (loss)              1.64             2.02           (1.34)           (2.28)            7.27
                                                      ------           ------          ------           ------           ------
     TOTAL FROM INVESTMENT OPERATIONS                   1.48             1.94           (1.44)           (2.44)            7.08
                                                      ------           ------          ------           ------           ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                  --               --           (0.02)           (2.79)           (0.81)
                                                      ------           ------          ------           ------           ------
     TOTAL DISTRIBUTIONS                                  --               --           (0.02)           (2.79)           (0.81)
                                                      ------           ------          ------           ------           ------
Change in net asset value                               1.48             1.94           (1.46)           (5.23)            6.27
                                                      ------           ------          ------           ------           ------
NET ASSET VALUE, END OF PERIOD                        $14.27           $12.79          $10.85           $12.31           $17.54
                                                      ======           ======          ======           ======           ======
Total return(2)                                        11.57 %          17.88 %        (11.72)%         (14.89)%          64.97 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $71,296          $51,559         $49,201          $45,450          $28,046

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                               2.15 %(3)        2.15 %(3)       2.15 %(3)        2.15 %(3)        2.15 %(3)
   Gross operating expenses (4)                         2.32 %           2.46 %          2.39 %           2.33 %           2.42 %
   Net investment income (loss)                        (1.14)%          (0.72)%         (0.86)%          (1.14)%          (1.20)%
Portfolio turnover                                       150 %            241 %           123 %            229 %            191 %










(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) The ratio of net operating expenses to average net assets includes reimbursements or waivers and excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) The ratio of gross operating expenses to average net assets is prior to the reduction of any reimbursements, waivers, or expense offsets.

16                      See Notes to Financial Statements

PHOENIX-OAKHURST VALUE EQUITY FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM LED BY DONG HAO ZHANG

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Oakhurst Value Equity Fund seeks long-term capital appreciation with a secondary investment objective to seek current income. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED AUGUST 31, 2004?

A: For the fiscal year ended August 31, 2004, the Fund's Class A shares returned 6.71%, Class B shares returned 5.95%, and Class C shares returned 5.94%. For the same period, the S&P 500(R) Index 1 returned 11.45% and the Fund's style-specific benchmark, the Russell 1000(R) Value Index, 1 returned 17.52%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: LOOKING BACK OVER THE LAST 12 MONTHS, HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT FOR INVESTORS?

A: For the 12 months ending August 31, 2004, the market environment was favorable due to significant earnings growth powered by a recovering economy and the continuation of a low interest rate environment. During this period, the market's main concerns were rising commodity prices and interest rates. In particular, the price of oil rose above $40 per barrel and at times approached $50 driven by strong demand in Asia and speculation among investors. As the economy continued its recovery, the Federal Reserve began to raise short-term interest rates to more normal levels. An interest rate increase generally has a negative effect on market valuation. In the end, modest valuation and strong earnings growth overcame these negative factors and produced excellent market returns for the year.

Q: WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE 12 MONTHS ENDED AUGUST 31, 2004?

A: During the Fund's fiscal year, the Fund underperformed its benchmark, the Russell 1000 Value Index, largely because the Fund was overweighted in industries that didn't experience strong performance such as semiconductors and health care, and the Fund was underweighted in industries that performed well such as utilities and Real Estate Investment Trusts (REITs). In addition, certain stocks in the portfolio performed especially poorly during the fiscal year. In particular, technology holdings such as Vishay, AVX and National Semiconductor were caught in the general downdraft of technology stocks. Also, other stocks held, such as Omnicare and Marvel Enterprises, significantly revised their business prospects downward.

Q: WHAT ARE YOU DOING TO ADDRESS THE FUND'S PERFORMANCE?

A: We have not changed our investment philosophy which has been successful over the long term. We like to purchase stocks that are undervalued and, at the same time, showing early signs of business momentum. We tend to sell stocks that are fully valued or as business conditions change. We have modified our relative weightings in several industries to reflect our current views, and we continue to monitor the environment, performance and risk closely.

Q: WHAT IS YOUR ECONOMIC AND MARKET OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: We feel the next 12 months will be characterized by an environment of continued gradual interest rate increases and modest economic growth. Corporate profits may experience slower growth. As long as inflation is under control, we believe the market will enter into a stable, but low return period.


                                                                  SEPTEMBER 2004






THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.
1 FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS
  REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix-Oakhurst Value Equity Fund

--------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS 1                                                            PERIODS ENDING 8/31/04
--------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION       INCEPTION
                                                         1 YEAR      5 YEARS     TO 8/31/04         DATE
                                                        --------    ---------    ----------     ------------
        Class A Shares at NAV 2                           6.71%        2.43%       4.77%          11/5/97
        Class A Shares at POP 3                           0.58         1.22        3.87           11/5/97

        Class B Shares at NAV 2                           5.95         1.65        3.98           11/5/97
        Class B Shares with CDSC 4                        1.95         1.65        3.98           11/5/97

        Class C Shares at NAV 2                           5.94         1.67        3.99           11/5/97
        Class C Shares with CDSC 4                        5.94         1.67        3.99           11/5/97

        S&P 500(R) Index                                 11.45        (2.05)       3.88           11/5/97

        Russell 1000(R) Value Index                      17.52         3.25        6.13           11/5/97

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                        PERIODS ENDING 8/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/5/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

                                [GRAPHIC OMITTED]
                          EDGAR REPRESENTATION OF DATA
                         POINTS USED IN PRINTED GRAPHIC

             Phoenix            Phoenix             Phoenix
         Oakhurst Value     Oakhurst Value      Oakhurst Value   Russell 1000(R)
           Equity Fund        Equity Fund         Equity Fund        Value           S&P 500(R)
            Class A 5          Class B 5           Class C 5         Index             Index

 11/4/97       9425              10000               10000           10000             10000
 8/31/98       8456               8908                8914            9831             10286
 8/31/99      11491              12031               12027           12788             14388
 8/31/00      14261              14808               14813           13320             16746
 8/31/01      13305              13709               13715           13171             12662
 8/31/02      11312              11575               11581           11441             10383
 8/31/03      12140              12320               12330           12771             11638
 8/31/04      12955              13053               13063           15008             12971

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                    8/31/04
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]
                          EDGAR REPRESENTATION OF DATA
                         POINTS USED IN PRINTED GRAPHIC

  Financials                  28%
  Industrials                 18
  Consumer Discretionary      12
  Telecommunication Services   8
  Energy                       8
  Health Care                  7
  Consumer Staples             6
  Other                       13


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for Class C shares are 1% in the first year and 0% thereafter.

5 This chart includes application of initial sales charges on Class A shares and applicable CDSC charges for Class B and Class C shares since inception.

   For information regarding indexes, see the glossary on page 3.

   ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix-Oakhurst Value Equity Fund


ABOUT YOUR FUND'S EXPENSES
   As a shareholder of the Value Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                               Beginning            Ending        Expenses Paid
    Value Equity Fund        Account Value      Account Value        During
        Class A              March 1, 2004     August 31, 2004       Period*
-----------------------    ----------------   -----------------  ---------------
Actual                         $1,000.00          $  958.60           $6.15
Hypothetical (5% return
  before expenses)              1,000.00           1,018.77            6.36

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 6.71%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT AUGUST 31, 2004 OF $1,067.10.


                               Beginning            Ending        Expenses Paid
    Value Equity Fund        Account Value      Account Value        During
        Class B              March 1, 2004     August 31, 2004       Period*
-----------------------    ----------------   -----------------  ---------------
Actual                         $1,000.00          $  954.80          $ 9.83
Hypothetical (5% return
  before expenses)              1,000.00           1,014.96           10.18

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 5.95%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT AUGUST 31, 2004 OF $1,059.50.


                               Beginning            Ending        Expenses Paid
    Value Equity Fund        Account Value      Account Value        During
        Class C              March 1, 2004     August 31, 2004       Period*
-----------------------    ----------------   -----------------  ---------------
Actual                         $1,000.00          $  954.80          $ 9.83
Hypothetical (5% return
  before expenses)              1,000.00           1,014.96           10.18

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 5.94%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT AUGUST 31, 2004 OF $1,059.50.

Phoenix-Oakhurst Value Equity Fund


--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT AUGUST 31, 2004 (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
 1. Bank of America Corp.          5.6%     6. J.P. Morgan Chase & Co.     3.7%
 2. Exxon Mobil Corp.              4.4%     7. Wells Fargo & Co.           3.5%
 3. General Electric Co.           4.0%     8. SBC Communications, Inc.    2.9%
 4. Time Warner, Inc.              3.7%     9. Mellon Financial Corp.      2.5%
 5. Verizon Communications, Inc.   3.7%    10. Merrill Lynch & Co., Inc.   2.4%
--------------------------------------------------------------------------------

                   SCHEDULE OF INVESTMENTS AT AUGUST 31, 2004


                                                       SHARES       VALUE
                                                      --------  ------------
DOMESTIC COMMON STOCKS--95.3%
ADVERTISING--1.1%
Harte-Hanks, Inc. ..................................   27,200   $    674,832

AEROSPACE & DEFENSE--1.7%
United Technologies Corp. ..........................   10,800      1,014,228

AIR FREIGHT & COURIERS--2.8%
FedEx Corp. ........................................    6,500        532,935
Ryder System, Inc. .................................   25,400      1,112,774
                                                                ------------
                                                                   1,645,709
                                                                ------------

APPLICATION SOFTWARE--0.4%
Intuit, Inc.(b) ....................................    4,900        207,221

ASSET MANAGEMENT & CUSTODY BANKS--3.8%
Bank of New York Co., Inc. (The) ...................   25,600        762,880
Mellon Financial Corp. .............................   51,800      1,494,948
                                                                ------------
                                                                   2,257,828
                                                                ------------

CASINOS & GAMING--1.2%
Caesars Entertainment, Inc.(b) .....................   47,900        740,055

COMPUTER STORAGE & PERIPHERALS--0.6%
EMC Corp.(b) .......................................   33,800        364,026

CONSTRUCTION & ENGINEERING--1.0%
Jacobs Engineering Group, Inc.(b) ..................   14,500        567,095

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.5%
Deere & Co. ........................................   14,500        917,415

DATA PROCESSING & OUTSOURCED SERVICES--2.6%
Fiserv, Inc.(b) ....................................   40,000      1,391,200
Hewitt Associates, Inc. Class A(b) .................    6,600        174,306
                                                                ------------
                                                                   1,565,506
                                                                ------------


                                                       SHARES       VALUE
                                                      --------  ------------
DIVERSIFIED BANKS--10.6%
Bank of America Corp. ..............................   74,016   $  3,329,240
U.S. Bancorp .......................................   28,300        834,850
Wells Fargo & Co. ..................................   35,800      2,103,250
                                                                ------------
                                                                   6,267,340
                                                                ------------

DIVERSIFIED CHEMICALS--1.2%
Du Pont (E.I.) de Nemours & Co. ....................   17,000        718,420

DIVERSIFIED COMMERCIAL SERVICES--1.2%
ARAMARK Corp. Class B ..............................   28,300        716,273

DRUG RETAIL--1.7%
CVS Corp. ..........................................   24,500        980,000

ELECTRIC UTILITIES--1.3%
Entergy Corp. ......................................   12,800        771,840

EMPLOYMENT SERVICES--1.5%
Manpower, Inc. .....................................   12,700        536,321
Robert Half International, Inc. ....................   15,500        379,750
                                                                ------------
                                                                     916,071
                                                                ------------

FOOTWEAR--0.7%
NIKE, Inc. Class B .................................    5,800        436,798

HEALTH CARE DISTRIBUTORS--1.2%
McKesson Corp. .....................................   23,900        739,705

HEALTH CARE EQUIPMENT--3.2%
DENTSPLY International, Inc. .......................   13,900        708,205
Fisher Scientific International, Inc.(b) ...........   20,400      1,162,188
                                                                ------------
                                                                   1,870,393
                                                                ------------

HEALTH CARE FACILITIES--1.5%
Manor Care, Inc. ...................................   29,200        895,564

HOTELS, RESORTS & CRUISE LINES--2.2%
Marriott International, Inc. Class A ...............   27,400      1,300,130


                        See Notes to Financial Statements                     21

Phoenix-Oakhurst Value Equity Fund


                                                       SHARES       VALUE
                                                      --------  ------------
HOUSEHOLD PRODUCTS--2.6%
Clorox Co. (The) ...................................   12,800   $    676,352
Procter & Gamble Co. (The) .........................   15,300        856,341
                                                                ------------
                                                                   1,532,693
                                                                ------------

INDUSTRIAL CONGLOMERATES--4.0%
General Electric Co. ...............................   71,700      2,351,043

INDUSTRIAL GASES--0.4%
Airgas, Inc. .......................................   10,400        231,400

INSURANCE BROKERS--0.5%
Willis Group Holdings Ltd. .........................    8,800        307,736

INTEGRATED OIL & GAS--5.5%
ChevronTexaco Corp. ................................    6,500        633,750
Exxon Mobil Corp. ..................................   56,500      2,604,650
                                                                ------------
                                                                   3,238,400
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--7.6%
CenturyTel, Inc. ...................................   18,900        608,391
SBC Communications, Inc. ...........................   67,500      1,740,825
Verizon Communications, Inc. .......................   55,600      2,182,300
                                                                ------------
                                                                   4,531,516
                                                                ------------

INVESTMENT BANKING & BROKERAGE--5.1%
Goldman Sachs Group, Inc. (The) ....................    5,300        475,145
Merrill Lynch & Co., Inc. ..........................   27,900      1,424,853
Morgan Stanley .....................................   21,900      1,110,987
                                                                ------------
                                                                   3,010,985
                                                                ------------

LEISURE PRODUCTS--1.6%
Brunswick Corp. ....................................   16,100        632,891
Marvel Enterprises, Inc.(b) ........................   23,300        341,811
                                                                ------------
                                                                     974,702
                                                                ------------

LIFE & HEALTH INSURANCE--1.3%
Prudential Financial, Inc. .........................   16,300        752,734

MOVIES & ENTERTAINMENT--4.7%
Time Warner, Inc.(b) ...............................  135,600      2,217,060
Walt Disney Co. (The) ..............................   26,600        597,170
                                                                ------------
                                                                   2,814,230
                                                                ------------

MULTI-UTILITIES & UNREGULATED POWER--1.6%
Constellation Energy Group, Inc. ...................   15,600        641,160
MDU Resources Group, Inc. ..........................   12,100        306,977
                                                                ------------
                                                                     948,137
                                                                ------------


                                                       SHARES       VALUE
                                                      --------  ------------
OIL & GAS DRILLING--0.6%
Patterson-UTI Energy, Inc. .........................   21,600   $    374,112

OIL & GAS EQUIPMENT & SERVICES--0.5%
Baker Hughes, Inc. .................................    7,500        294,975

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Anadarko Petroleum Corp. ...........................   10,000        592,200

OTHER DIVERSIFIED FINANCIAL SERVICES--4.7%
Citigroup, Inc. ....................................   13,300        619,514
J.P. Morgan Chase & Co. ............................   54,808      2,169,301
                                                                ------------
                                                                   2,788,815
                                                                ------------

PACKAGED FOODS & MEATS--2.1%
Heinz (H.J.) Co. ...................................   16,200        614,142
Kellogg Co. ........................................   15,200        638,096
                                                                ------------
                                                                   1,252,238
                                                                ------------

PHARMACEUTICALS--1.0%
Wyeth ..............................................   16,400        599,748

PROPERTY & CASUALTY INSURANCE--0.9%
St. Paul Travelers Cos., Inc. (The) ................   14,692        509,665

RAILROADS--2.9%
Norfolk Southern Corp. .............................   44,400      1,260,960
Union Pacific Corp. ................................    7,600        434,036
                                                                ------------
                                                                   1,694,996
                                                                ------------

RESTAURANTS--0.8%
Yum! Brands, Inc. ..................................   12,500        496,375

SYSTEMS SOFTWARE--1.6%
Microsoft Corp. ....................................   35,100        958,230

TRUCKING--1.3%
Yellow Roadway Corp.(b) ............................   18,400        755,136

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $51,673,523)                                     56,576,515
----------------------------------------------------------------------------



22                      See Notes to Financial Statements

Phoenix-Oakhurst Value Equity Fund


                                                       SHARES       VALUE
                                                      --------  ------------

FOREIGN COMMON STOCKS(c)--0.9%

PROPERTY & CASUALTY INSURANCE--0.9%
ACE Ltd. (Bermuda) .................................   14,600   $    562,830
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $491,562)                                           562,830
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.2%

iShares Russell 1000 Value Index Fund ..............   11,800        708,354
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $644,917)                                           708,354
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $52,810,002)                                     57,847,699
----------------------------------------------------------------------------


                                         STANDARD
                                         & POOR'S     PAR
                                          RATING     VALUE
                                       (Unaudited)   (000)          VALUE
                                       -----------   ------      -----------
SHORT-TERM OBLIGATIONS--3.0%

COMMERCIAL PAPER--3.0%
UBS Finance Delaware LLC 1.57%, 9/1/04 ..   A-1+     $1,785      $ 1,785,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,785,000)                                       1,785,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $54,595,002)                                     59,632,699(a)

Other assets and liabilities, net--(0.4)%                           (260,040)
                                                                 -----------
NET ASSETS--100.0%                                               $59,372,659
                                                                 ===========









(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,941,345 and gross depreciation of $1,200,834 for federal income tax purposes. At August 31, 2004, the aggregate cost of securities for federal income tax purposes was $54,892,188.

(b) Non-income producing.

(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.


                        See Notes to Financial Statements                     23

Phoenix-Oakhurst Value Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2004


ASSETS
Investment securities at value
   (Identified cost $54,595,002)                                   $ 59,632,699
Cash                                                                        417
Receivables
   Investment securities sold                                           223,357
   Dividends and interest                                                73,943
   Fund shares sold                                                      17,661
Prepaid expenses                                                         11,183
                                                                   ------------
     Total assets                                                    59,959,260
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              291,471
   Investment securities purchased                                      131,915
   Investment advisory fee                                               48,269
   Professional fees                                                     34,925
   Transfer agent fee                                                    30,901
   Distribution and service fees                                         29,278
   Financial agent fee                                                    6,020
   Trustees' fee                                                          1,131
Accrued expenses                                                         12,691
                                                                   ------------
     Total liabilities                                                  586,601
                                                                   ------------
NET ASSETS                                                         $ 59,372,659
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 73,275,886
Accumulated net realized loss                                       (18,940,924)
Net unrealized appreciation                                           5,037,697
                                                                   ------------
NET ASSETS                                                         $ 59,372,659
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $32,858,998)                   2,726,082
Net asset value per share                                                $12.05
Offering price per share $12.05/(1-5.75%)                                $12.79

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,247,233)                   1,139,574
Net asset value and offering price per share                             $11.62

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,266,428)                   1,140,488
Net asset value and offering price per share                             $11.63


                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2004


INVESTMENT INCOME
Dividends                                                           $ 1,018,462
Interest                                                                 15,437
Foreign taxes withheld                                                   (1,204)
                                                                    -----------
     Total investment income                                          1,032,695
                                                                    -----------
EXPENSES
Investment advisory fee                                                 483,009
Service fees, Class A                                                    90,023
Distribution and service fees, Class B                                  148,053
Distribution and service fees, Class C                                  135,868
Financial agent fee                                                      73,050
Transfer agent                                                          163,789
Professional                                                             35,074
Trustees                                                                 33,528
Printing                                                                 26,563
Custodian                                                                18,531
Registration                                                             17,253
Miscellaneous                                                            13,467
                                                                    -----------
     Total expenses                                                   1,238,208
     Less expenses reimbursed by investment adviser                    (220,252)
                                                                    -----------
     Net expenses                                                     1,017,956
                                                                    -----------
NET INVESTMENT INCOME                                                    14,739
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       6,012,009
Net change in unrealized appreciation (depreciation) on
   investments                                                       (1,758,372)
                                                                    -----------
NET GAIN ON INVESTMENTS                                               4,253,637
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 4,268,376
                                                                    ===========


24                      See Notes to Financial Statements

Phoenix-Oakhurst Value Equity Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                    Year Ended        Year Ended
                                                                                                      8/31/04           8/31/03
                                                                                                   ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                                    $     14,739      $    496,711
   Net realized gain (loss)                                                                           6,012,009        (6,218,723)
   Net change in unrealized appreciation (depreciation)                                              (1,758,372)        7,942,711
                                                                                                   ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        4,268,376         2,220,699
                                                                                                   ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                      (123,233)         (283,597)
   Net investment income, Class B                                                                       (30,551)          (39,301)
   Net investment income, Class C                                                                       (28,415)          (42,475)
                                                                                                   ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           (182,199)         (365,373)
                                                                                                   ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (614,291 and 891,000 shares, respectively)                           7,356,934         8,885,100
   Net asset value of shares issued from reinvestment of distributions
     (10,049 and 24,886 shares, respectively)                                                           118,886           267,903
   Cost of shares repurchased (1,192,023 and 1,758,338 shares, respectively)                        (14,324,559)      (17,230,551)
                                                                                                   ------------      ------------
Total                                                                                                (6,848,739)       (8,077,548)
                                                                                                   ------------      ------------
CLASS B
   Proceeds from sales of shares (145,182 and 189,176 shares, respectively)                           1,682,300         1,850,017
   Net asset value of shares issued from reinvestment of distributions
     (2,377 and 2,789 shares, respectively)                                                              27,241            29,746
   Cost of shares repurchased (496,749 and 1,494,049 shares, respectively)                           (5,708,222)      (14,264,891)
                                                                                                   ------------      ------------
Total                                                                                                (3,998,681)      (12,385,128)
                                                                                                   ------------      ------------
CLASS C
   Proceeds from sales of shares (248,897 and 170,326 shares, respectively)                           2,920,735         1,652,857
   Net asset value of shares issued from reinvestment of distributions
     (2,239 and 3,218 shares, respectively)                                                              25,685            34,338
   Cost of shares repurchased (511,506 and 629,913 shares, respectively)                             (5,893,378)       (6,096,181)
                                                                                                   ------------      ------------
Total                                                                                                (2,946,958)       (4,408,986)
                                                                                                   ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                        (13,794,378)      (24,871,662)
                                                                                                   ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                             (9,708,201)      (23,016,336)

NET ASSETS
   Beginning of period                                                                               69,080,860        92,097,196
                                                                                                   ------------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $0 AND $181,756, RESPECTIVELY]                                                             $ 59,372,659      $ 69,080,860
                                                                                                   ============      ============


                        See Notes to Financial Statements                     25

Phoenix-Oakhurst Value Equity Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31
                                                      ---------------------------------------------------------------------------
                                                       2004             2003            2002             2001             2000
Net asset value, beginning of period                  $11.33           $10.64          $12.76           $15.03           $12.11
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                      0.04             0.11            0.08             0.08             0.03
   Net realized and unrealized gain (loss)              0.72             0.66           (1.97)           (0.93)            2.89
                                                      ------           ------          ------           ------           ------
     TOTAL FROM INVESTMENT OPERATIONS                   0.76             0.77           (1.89)           (0.85)            2.92
                                                      ------           ------          ------           ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.04)           (0.08)          (0.08)              --               --
   Distributions from net realized gains                  --               --           (0.15)           (1.42)              --
                                                      ------           ------          ------           ------           ------
     TOTAL DISTRIBUTIONS                               (0.04)           (0.08)          (0.23)           (1.42)              --
                                                      ------           ------          ------           ------           ------
Change in net asset value                               0.72             0.69           (2.12)           (2.27)            2.92
                                                      ------           ------          ------           ------           ------
NET ASSET VALUE, END OF PERIOD                        $12.05           $11.33          $10.64           $12.76           $15.03
                                                      ======           ======          ======           ======           ======

Total return(2)                                         6.71%            7.31%         (14.97)%          (6.71)%          24.11%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $32,859          $37,310         $43,993          $58,260          $37,977

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expense                                1.25%            1.25%(3)        1.25 %(3)        1.25 %(3)        1.25%(3)
   Gross operating expenses (4)                         1.59%            1.63%           1.49 %           1.38 %           1.47%
   Net investment income                                0.35%            1.06%           0.64 %           0.53 %           0.20%
Portfolio turnover                                       200%             349%            166 %            249 %            193%

                                                                                       CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31
                                                      ---------------------------------------------------------------------------
                                                       2004             2003            2002             2001             2000
Net asset value, beginning of period                  $10.99           $10.35          $12.42           $14.77           $12.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     (0.05)            0.04           (0.01)           (0.03)           (0.08)
   Net realized and unrealized gain (loss)              0.70             0.63           (1.91)           (0.90)            2.85
                                                      ------           ------          ------           ------           ------
     TOTAL FROM INVESTMENT OPERATIONS                   0.65             0.67           (1.92)           (0.93)            2.77
                                                      ------           ------          ------           ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.02)           (0.03)             --               --               --
   Distributions from net realized gains                  --               --           (0.15)           (1.42)              --
                                                      ------           ------          ------           ------           ------
     TOTAL DISTRIBUTIONS                               (0.02)           (0.03)          (0.15)           (1.42)              --
                                                      ------           ------          ------           ------           ------
Change in net asset value                               0.63             0.64           (2.07)           (2.35)            2.77
                                                      ------           ------          ------           ------           ------
NET ASSET VALUE, END OF PERIOD                        $11.62           $10.99          $10.35           $12.42           $14.77
                                                      ======           ======          ======           ======           ======

Total return(2)                                         5.95 %           6.44%         (15.57)%          (7.42)%          23.08 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $13,247          $16,363         $28,873          $36,669          $26,471

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                               2.00 %           2.00%(3)        2.00 %(3)        2.00 %(3)        2.00 %(3)
   Gross operating expenses (4)                         2.34 %           2.38%           2.24 %           2.13 %           2.22 %
   Net investment income (loss)                        (0.40)%           0.37%          (0.11)%          (0.22)%          (0.57)%
Portfolio turnover                                       200 %            349%            166 %            249 %            193 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) The ratio of net operating expenses to average net assets includes reimbursements or waivers and excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) The ratio of gross operating expenses to average net assets is prior to the reduction of any reimbursements, waivers, or expense offsets.

26                      See Notes to Financial Statements

Phoenix-Oakhurst Value Equity Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31
                                                      ---------------------------------------------------------------------------
                                                       2004             2003            2002             2001             2000
Net asset value, beginning of period                  $11.00           $10.35          $12.43           $14.78           $12.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     (0.05)            0.03           (0.01)           (0.03)           (0.07)
   Net realized and unrealized gain (loss)              0.70             0.65           (1.92)           (0.90)            2.85
                                                      ------           ------          ------           ------           ------
     TOTAL FROM INVESTMENT OPERATIONS                   0.65             0.68           (1.93)           (0.93)            2.78
                                                      ------           ------          ------           ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.02)           (0.03)             --               --               --
   Distributions from net realized gains                  --               --           (0.15)           (1.42)              --
                                                      ------           ------          ------           ------           ------
     TOTAL DISTRIBUTIONS                               (0.02)           (0.03)          (0.15)           (1.42)              --
                                                      ------           ------          ------           ------           ------
Change in net asset value                               0.63             0.65           (2.08)           (2.35)            2.78
                                                      ------           ------          ------           ------           ------
NET ASSET VALUE, END OF PERIOD                        $11.63           $11.00          $10.35           $12.43           $14.78
                                                      ======           ======          ======           ======           ======
Total return(2)                                         5.94 %           6.47%         (15.56)%          (7.41)%          23.17 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $13,266          $15,408         $19,231          $23,409          $12,590

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                               2.00 %           2.00%(3)        2.00 %(3)        2.00 %(3)        2.00 %(3)
   Gross operating expenses (4)                         2.34 %           2.38%           2.24 %           2.13 %           2.22 %
   Net investment income (loss)                        (0.40)%           0.31%          (0.11)%          (0.22)%          (0.52)%
Portfolio turnover                                       200 %            349%            166 %            249 %            193 %







(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) The ratio of net operating expenses to average net assets includes reimbursements or waivers and excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) The ratio of gross operating expenses to average net assets is prior to the reduction of any reimbursements, waivers, or expense offsets.

                        See Notes to Financial Statements                     27

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004

1. ORGANIZATION
   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently, two funds are offered for sale (each a "Fund"), Phoenix Small Cap Value Fund is diversified and seeks long-term capital appreciation. Phoenix-Oakhurst Value Equity Fund is diversified and its primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income.
   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (CONTINUED)

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:
   Expenses incurred with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                               1st         $1-2         $2 +
Fund                                       $1 Billion     Billion      Billion
------                                     ----------    ---------    ---------
Small Cap Value Fund ....................     0.90%        0.85%        0.80%
Value Equity Fund .......................     0.75%        0.70%        0.65%

   The Adviser has voluntarily agreed to assume total operating expenses of each Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2004, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                                             Class A      Class B      Class C
                                              Shares       Shares       Shares
                                            ---------    ---------    ---------
Small Cap Value Fund ....................     1.40%        2.15%        2.15%
Value Equity Fund .......................     1.25%        2.00%        2.00%

   The Adviser will not seek to recapture any prior years' reimbursed or waived investment advisory fees.
   Effective January 27, 2004, Phoenix/Zweig Advisers LLC ("PZA") is the subadviser to the Small Cap Value Fund. For its services, PZA is paid a fee by the Adviser equal to 0.10% of the average daily net assets of this Fund up to $166 million and 0.40% in excess of $166 million. PZA is a wholly-owned subsidiary of PNX.
   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended August 31, 2004 as follows:

                                         Class A      Class B        Class C
                                      Net Selling    Deferred       Deferred
                                      Commissions  Sales Charges  Sales Charges
                                      -----------  -------------  -------------
Small Cap Value Fund ................    $9,090      $111,438        $4,882
Value Equity Fund ...................     6,168        69,410         1,017

   In addition to these amounts, for the period September 1, 2003 to May 31, 2004, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Small Cap Value Fund ................    $5,190
Value Equity Fund ...................     4,567

   W.S. Griffith Securities, Inc. no longer writes any business for the Funds. In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. PEPCO has advised the Trust of the following information for the period ended August 31, 2004:

                                           Distribution        Distribution
                           Distribution       and/or              and/or
                              and/or       Service Fees        Service Fees
                           Service Fees       Paid to            Paid to
                           Retained by     Unaffiliated       W.S. Griffith
                           Distributor     Participants     Securities, Inc.(1)
                         --------------- ---------------- ----------------------
Small Cap Value Fund ....   $524,112         $767,478            $9,645
Value Equity Fund .......    166,117          197,870             9,957

(1) For the period ended May 31, 2004.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (CONTINUED)

to PEPCO), plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended August 31, 2004, the Trust incurred PEPCO financial agent fees totaling $234,120.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended August 31, 2004, transfer agent fees were $650,077 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                 Transfer Agent
                                                                  Fee Retained
                                                                ----------------
Small Cap Value Fund ..........................................     $211,203
Value Equity Fund .............................................       46,667

   For the period ended August 31, 2004, the following Funds paid PXPSecurities Corp., an indirect, wholly-owned subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of the Funds as follows:

                                                           Commissions Paid to
                                                           PXP Securities Corp.
                                                          ---------------------
Small Cap Value Fund ...................................         $21,032
Value Equity Fund ......................................          27,794

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the period ended August 31, 2004 (excluding U.S. Government and agency securities and short-term securities) were as follows:

                                                      Purchases       Sales
                                                    ------------   ------------
Small Cap Value Fund .............................  $294,478,488   $333,348,438
Value Equity Fund ................................   125,673,638    139,951,326

   There were no purchases or sales of long-term U.S. Government and agency securities during the period ended August 31, 2004.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   Certain funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a fund, positive or negative, than if a fund did not concentrate its investments in such sectors.
   High yield/high risk debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser to accurately predict risk.

6. ILLIQUID SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

7. FEDERAL INCOME TAX INFORMATION
   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:
                                              Expiration Year
                                          -----------------------
                                             2010         2011         Total
                                          ----------  -----------  -----------
Small Cap Value Fund ..................   $       --  $ 3,061,298  $ 3,061,298
Value Equity Fund .....................    1,868,023   16,397,090   18,265,113

   A Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.
   For the period ended August 31, 2004, the Small Cap Value Fund and the Value Equity Fund utilized losses deferred in prior years against current year capital gains of $30,026,402 and $4,728,989, respectively.
   Under the current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended August 31, 2004, the Trust deferred and recognized post-October capital losses as follows:

                                                  Deferred        Recognized
                                                ------------    --------------
Small Cap Value Fund                              $     --         $    --
Value Equity Fund                                  378,625          12,419

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $0 for the Small Cap Value Fund and $0 for the Value Equity Fund, and

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (CONTINUED)

undistributed long-term capital gains of $0 for the Small Cap Value Fund and $0 for the Value Equity Fund.
   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

8. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise primarily from differing treatments of certain income and gain transactions, nondeductible current year operating losses, expiring capital loss carryovers, and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds.
   For the period ended August 31, 2004 the Funds recorded reclassifications to increase (decrease) the accounts listed below:

                                    Capital Paid
                                       in on
                                     Shares of     Accumulated    Undistributed
                                    Beneficial    Net Realized   Net Investment
                                     Interest      Gain (Loss)    Income (Loss)
                                   ------------- -------------- ----------------
Small Cap Value Fund ............   $(1,475,984)   $(100,869)      $1,576,853
Value Equity Fund ...............        (9,215)      23,511          (14,296)

9. OTHER
   Effective October 31, 2003, the Small Cap Value Fund changed its name from Phoenix-Hollister Small Cap Value Fund to Phoenix Small Cap Value Fund, and the Value Equity Fund changed its name from Phoenix-Hollister Value Equity Fund to Phoenix-Oakhurst Value Equity Fund. Also on this date, portfolio management for the Small Cap Value Fund was assigned to Carlton Neel and David Dickerson, and portfolio management for the Value Equity Fund was assigned to Steven L. Colton and Dong H. Zhang. Prior to this date, both Funds were managed by Christian C. Bertelsen and John LaForge, II.

10. MERGER
   On April 16, 2004, the Phoenix Small Cap Value Fund ("Small Cap") acquired all of the net assets of the Phoenix Appreciation Fund ("Appreciation") pursuant to an Agreement and Plan of Reorganization approved by the Appreciation shareholders on March 19, 2004.
   The acquisition was accomplished by a tax-free exchange of 4,064,701 Class
A shares of Small Cap, 462,034 Class B shares of Small Cap and 1,970,027 Class C shares of Small Cap (valued at $62,404,841, $6,731,032, and $28,697,143, respectively) for 6,338,617 Class A shares of Appreciation, 723,453 Class B shares of Appreciation and 3,089,535 Class C shares of Appreciation outstanding on April 16, 2004. Appreciation's net assets on that date, $97,833,016, including $8,165,738 appreciation, were combined with those of Small Cap. The aggregate net assets of Small Cap immediately after the merger were $268,632,994.
   The shareholders of each Class of Appreciation received for each share owned approximately 0.64, 0.64 and 0.64 shares, respectively, for Class A, Class B and Class C shares of the same class of Small Cap.

11. PROXY VOTING PROCEDURES (UNAUDITED)
   The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent twelve-month period ended June 30, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

12. FORM N-Q INFORMATION (UNAUDITED)
   The Funds will be filing complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. Furthermore, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm. This is a new filing requirement by the SEC. The initial Form N-Q filing for these Funds will be as of November 30, 2004 and will be available on the SEC's website on or about January 29, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[LOGO OMITTED]
PRICEWATERHOUSECOOPERS (PWC)

To the Board of Trustees of
Phoenix Investment Trust 97 and Shareholders of
Phoenix Small Cap Value Fund
Phoenix-Oakhurst Value Equity Fund


   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Small Cap Value Fund (formerly Phoenix-Hollister Small Cap Value Fund) and Phoenix-Oakhurst Value Equity Fund (formerly Phoenix-Hollister Value Equity Fund) (constituting Phoenix Investment Trust 97, hereafter referred to as the "Trust") at August 31, 2004 and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/S/ PricewaterhouseCoopers LLP


Boston, Massachusetts
October 8, 2004

FUND MANAGEMENT (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                            INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF    OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED     TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                 Served since        35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC        1997.                          Trustee/Director, Realty Foundation of New York (1972-present), Pace
101 Park Avenue                                                 University (Director/Trustee Emeritus) (1978-present), New York
New York, NY 10178                                              Housing Partnership Development Corp. (Chairman) (1981-present),
DOB: 8/2/29                                                     (Director/Trustee) Greater New York Councils, Boy Scouts of America
                                                                (1985-present), The Academy of Political Science (Vice Chairman)
                                                                (1985-present), Urstadt Biddle Property Corp. (1989-present), The
                                                                Harlem Youth Development Foundation, Chairman (1998-2002). Colgate
                                                                University (Trustee Emeritus) (since 2004). Chairman/Director,
                                                                Metropolitan Transportation Authority (1992-2001). Director, Trism,
                                                                Inc. (1994-2001), Consolidated Edison Company of New York, Inc.
                                                                (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                Centennial Insurance Company (1974-2002), Josiah Macy, Jr.,
                                                                Foundation (1975-present), Union Pacific Corp. (1978-2002),
                                                                BlackRock Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne              Served since        35         Currently retired.
The Flat, Elmore Court           1997.
Elmore, GL0S, GL2 6NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                   Served since        24         Currently retired. Trustee, Scudder Investments (33 portfolios)
7721 Blue Heron Way              2004.                          (1986-present). Director, Coutts & Co. Trust Holdings Limited
West Palm Beach, FL 33412                                       (1991-1999), Coutts & Co. Group (1994-1999) and Coutts & Co.
DOB: 3/28/30                                                    International (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries              Served since        28         Director, The Empire District Electric Company (1984-present).
8477 Bay Colony Dr. #902         1997.
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                 Served since        25         Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.        1997.                          Chairman (1995-2000) and Chief Executive Officer (1995-1998), Carson
736 Market Street, Ste. 1430                                    Products Company (cosmetics). Director/Trustee, Evergreen Funds (six
Chattanooga, TN 37402                                           portfolios).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                            INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF    OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED     TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara            Served since        35         Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of            2001.                          (1982-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris                Served since        35         Currently retired. Vice President, W.H. Reaves and Company
164 Laird Road                   1997.                          (investment management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans                 Served since        24         President, Romans & Company (private investors and financial
39 S. Sheridan Road              2004.                          consultants) (1987-present). Trustee, Burnham Investors Trust
Lake Forest, IL 60045                                           (5 portfolios) (1967-present).
DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson              Served since        25         Managing Director, Northway Management Company (1998-present).
Northway Management Company LLC  1997.
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.           Served since        25         Director, Medallion Financial New York (2003-present), Director,
200 Duke Street                  1997.                          UST, Inc. (1995-2004), HPSC Inc. (1995-2004), Compuware
Alexandria, VA 22314                                            (1996-present) and WWF, Inc. (2000-present). President, The Trust
DOB: 5/16/31                                                    for America's Health (non-profit) (2001-present).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
     NAME, ADDRESS,                            PORTFOLIOS IN
      DATE OF BIRTH                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
   AND POSITION(S) WITH            LENGTH OF    OVERSEEN BY                          DURING PAST 5 YEARS AND
          TRUST                   TIME SERVED     TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche           Served since        30         Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC       2002.                          Director, The Phoenix Companies, Inc. (2001-present) and Phoenix
   30 Rockefeller Plaza,                                        Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin          Served since        71         Consultant, Phoenix Investment Partners, Ltd. (2002-2003). Director,
   DOB: 10/23/46                 1997.                          PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                                (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
   Chairman and President                                       Chairman (1995-1997) and Chief Executive Officer (1995-2002),
                                                                Phoenix Investment Partners, Ltd. Consultant (2002-2003), Director
                                                                and Executive Vice President (2000-2002), The Phoenix Companies,
                                                                Inc., Director (1994-2002) and Executive Vice President, Investments
                                                                (1987-2002), Phoenix Life Insurance Company. Director (1983-2002)
                                                                and Chairman (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                                (1982-2002) and President (1982-2000), Phoenix Equity Planning
                                                                Corporation. Chairman and President, Phoenix/Zweig Advisers LLC
                                                                (2001-2002). Director (2001-2002) and President (April
                                                                2002-September 2002), Phoenix Investment Management Company.
                                                                Director and Executive Vice President, Phoenix Life and Annuity
                                                                Company (1996-2002). Director (1995-2000) and Executive Vice
                                                                President and Chief Investment Officer (1994-2002), PHL Variable
                                                                Insurance Company. Director, Phoenix National Trust Holding Company
                                                                (2001-2002). Director (1985-2002), Vice President (1986-2002) and
                                                                Executive Vice President (2002-2002), PM Holdings, Inc. Director,
                                                                W.S. Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates                Served since        30         Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets
   Northeast Partners            1997.                          Inc.) (financial services) (1997-present). Managing Director, Wydown
   150 Federal Street                                           Group (consulting firm) (1994-present). Director, Investors
   Suite 1000                                                   Financial Service Corporation (1995-present), Investors Bank & Trust
   Boston, MA 02100                                             Corporation (1995-present), Plymouth Rubber Co. (1995-2003), Stifel
   DOB: 5/31/46                                                 Financial (1996-present), Connecticut River Bancorp (1998-present),
                                                                Connecticut River Bank (1999-present), Trust Company of New
                                                                Hampshire (2002-present), 1Mind, Inc. (2000-2002) and 1Mind.com
                                                                (2000-present). Director and Treasurer, Endowment for Health, Inc.
                                                                (2000-present). Chairman, Emerson Investment Management, Inc.
                                                                (2000-present). Member, Chief Executives Organization
                                                                (1996-present). Vice Chairman, Massachusetts Housing Partnership
                                                                (1994-1999). Director, Blue Cross and Blue Shield of New Hampshire
                                                                (1994-1999), AIB Govett Funds (1991-2000) and Command Systems, Inc.
                                                                (1998-2000). Director, Phoenix Investment Partners, Ltd.
                                                                (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of  The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of  his relationship with
    Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being  treated as an Interested Trustee due to certain business and financial relationships and investments existing among Mr. Oates, Hudson Castle Group Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                                              OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
      NAME, ADDRESS           TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH             TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry              Executive Vice President       Executive Vice President, Phoenix Investment Partners, Ltd.
DOB: 3/28/52                since 1998.                    (1998-present), President, Phoenix Equity Planning Corporation
                                                           (2000-present). Executive Vice President, certain funds within the
                                                           Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman          Senior Vice President          Vice President, Chief Administrative Officer (2003-present), Senior Vice
DOB: 7/27/62                since May 2004.                President, Chief Administrative Officer, Private Client Group
                                                           (1999-2003), Vice President (1995-1999), Phoenix Investment Partners,
                                                           Ltd. Senior Vice President, Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss            Treasurer since 1997.          Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                                              Assistant Treasurer (2001-2003), Vice President, Operations
                                                           (2003-present), Phoenix Equity Planning Corporation. Treasurer, certain funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth            Secretary since 2002;          Vice President and Insurance and Investment Products Counsel
One American Row            Chief Legal Officer            (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
Hartford, CT 06102          since 2003.                    Secretary (2002-present), Chief Legal Officer (2003-present), certain
DOB: 11/14/58                                              funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES                                                    INVESTMENT ADVISER
E. Virgil Conway                                            Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                         56 Prospect Street
S. Leland Dill                                              Hartford, Connecticut 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                            SUBADVISER
Marilyn E. LaMarche                                         Phoenix/Zweig Advisers LLC
Philip R. McLoughlin                                        900 Third Avenue
Geraldine M. McNamara                                       New York, New York 10022
Everett L. Morris
James M. Oates                                              PRINCIPAL UNDERWRITER
Donald B. Romans                                            Phoenix Equity Planning Corporation
Richard E. Segerson                                         56 Prospect Street
Lowell P. Weicker, Jr.                                      Hartford, Connecticut 06115-0480

OFFICERS                                                    CUSTODIAN
Philip R. McLoughlin, Chairman and President                State Street Bank and Trust Company
John F. Sharry, Executive Vice President                    P.O. Box 5501
Francis G. Waltman, Senior Vice President                   Boston, Massachusetts 02206-5501
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary and Chief Legal Officer         TRANSFER AGENT
                                                            Phoenix Equity Planning Corporation
                                                            56 Prospect Street
                                                            Hartford, Connecticut 06115-0480
---------------------------------------------------
  IMPORTANT NOTICE TO SHAREHOLDERS                          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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                                                              -----------------
                                                                  PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               Louisville, KY
                                                               Permit No. 1051
                                                              -----------------

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               PHOENIX EQUITY PLANNING CORPORATION
               P.O. Box 150480
               Hartford, CT 06115-0480

[LOGO OMITTED] PHOENIX
               INVESTMENT PARTNERS, LTD.

               A MEMBER OF THE PHOENIX COMPANIES, INC.




               For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.















               NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
               NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

               PXP 215 (10/04)

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Board of Trustees of the Fund has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a) (2) of Item 3 to form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $53,040 for 2003 and $53,040 for 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,500 for 2003 and $9,500 for 2004.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Phoenix Investment Trust 97 (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

            The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                                 2003         2004

                           (b)   N/A          N/A

                           (c)   0%           100%

                           (d)    N/A         N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $294,250 for 2003 and $381,928 for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Phoenix Investment Trust 97
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                November 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                November 8, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date                November 8, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.